Three Canal Plaza, Suite 600
Portland, ME 04101
P: 207-347-2000
F: 207-347-2100

December 18, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         Forum Funds (Lou Holland Growth Fund)
File No. 333-163107
Filing pursuant to Rule 497(j)

Ladies and Gentleman:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Registration Statement for the Lou Holland Growth Fund dated December 11, 2009 does not differ from that contained in the Registration Statement of the Registrant on Form N-14 which was filed electronically via EDGAR on December 11, 2009; accession number 0000315774-09-000204.

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundadmin.com.

Sincerely,

/s/ David Faherty

David Faherty, Esq.
Atlantic Fund Administration, LLC

cc: Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 | F:  207-347-2100
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